RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Mar. 31, 2026
RELATED PARTIES BALANCES AND TRANSACTIONS
Schedule of significant related party transactions

Name of Related Party	Relationship to the Company
Jianbiao Dai	Chief Executive Officer (“CEO”); Chairman of the Company
Shanghai Youfu Network Co., Ltd.	Shareholder of the Company
Shanghai Yiyun Information Service Co., Ltd	Jianbiao Dai served as a supervisor and holds 60% of the shares
Shanghai Chuangbo Enterprise Development Co., Ltd	A director of the Company serving in a corporate supervisory role
Lang Wide Investment Inc.	A shareholder of the Company
Shanghai Longruan Electronics Group Co., Ltd	Jianbiao Dai serves as legal representative and holds 80% of the shares

Borrowing from a related party

	For the six months ended
	March 31,	March 31,
	2026	2025
Jianbiao Dai	$—	$2,314

	As of
	March 31,	September 30,
	2026	2025
		audited
Due to related parties
Shanghai Longruan Electronics Group Co., Ltd	$65,236	$70,234
Jianbiao Dai	10,131	10,166
Lang Wide Investment Inc.	25,000	25,000
Total	$100,367	$105,400